Cover	Sep. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2022
Entity File Number	000-56140
Entity Registrant Name	GJ Culture Group US, Inc.
Entity Central Index Key	0001781726
Entity Tax Identification Number	83-2912878
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4125 Blackhawk Plaza Circle
Entity Address, Address Line Two	Suite 166
Entity Address, City or Town	Danville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94506
City Area Code	(925)
Local Phone Number	362-3169
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false